SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares
Term Remaining		6 months 10 days
Share Price		$ 11.50
Risk-Free Rate		0.0440
Parent Company [Member]
Term Remaining	1 month 17 days
Share Price	$ 0.27
Risk-Free Rate	0.0428